LEASES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2015 USD ($) Rate	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2015	Mar. 01, 2015
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters		15
Total vessels leased in on short term time charter		10
Total number of vessels which had signed short-term time charters in place but did not commence until the following year		3
Percentage of charter revenues to pay as profit share expense | Rate		60.00%
Operating Leases, Rent Expense, Net		$ 43,200	$ 0	$ 0
Number of vessels leased out on fixed rate time charters		16	1
Number of vessels leased out on fixed rate time charters with profit sharing agreements		2	0
Number of vessels chartered out on index-linked charters		2	2
Percentage of third party charter revenues to be received as profit share income | Rate		50.00%
profit share income		$ 1,000
Future minimum operating lease payments
2016		63,675
2017		6,911
2018		292
2019		277
2020		277
Thereafter		0
Total minimum lease payments		71,432
Minimum lease revenues [Abstract]
2016		109,918
2017		48,624
2018		4,043
2019		0
2020		0
Thereafter		0
Total minimum lease revenues		162,585
Assets Leased to Others [Member]
Leases, Schedule of Leased Assets [Line Items]
Cost of vessels		734,200	$ 186,100
Accumulated depreciation of vessels		$ 75,300	20,300
MR tanker [Member]
Leases, Schedule of Leased Assets [Line Items]
Percentage of charter revenues to pay as profit share expense | Rate		50.00%
MR tanker [Member] | Maersk Maya [Domain]
Leases, Schedule of Leased Assets [Line Items]
Profit share expense		$ 700	$ 0
Double Hull Suezmax [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels leased out on fixed rate time charters with profit sharing agreements						2
Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of vessels chartered out on index-linked charters			2
Revenue on index linked time charters		$ 27,700	$ 17,900
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters		14			15
Subsequent Event [Member]
Leases, Schedule of Leased Assets [Line Items]
number of long-term time charters terminated	1